Operating Results of the Green Country Supply Divisions Reclassified as Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation, depletion and amortization	$ (541)
Income from discontinued operations	6,452
Green Country Supply Inc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	8,760
Operating expenses	(8,375)
Depreciation, depletion and amortization	(541)
Gain on sale	10,449
Income before income taxes	10,293
Income tax expense	3,841
Income from discontinued operations	$ 6,452